Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 21,909	$ 6,031
Inventories, net	3,387
Prepaid expenses	481	26
Total current assets	25,777	6,057
Operating lease right-of-use assets, net	1,307	144
Property and equipment, net	152,645	3,701
Lease deposits with a related party		4,000
Other assets	1,188	41
Total non-current assets	155,140	7,886
Total assets	180,917	13,943
Current Liabilities:
Accounts payable	1,342	167
Accrued expenses	5,184	49
Current portion of lease liabilities with a related party	59,217
Current portion of lease liabilities	166	45
Current portion of financing obligations with a related party	58,795
Deferred development fee income from a related party		406
Note payable with a related party	30,000
Total current liabilities	154,781	667
Other current liabilities	77
Lease liabilities, net of current portion	1,370	104
Financing obligation with a related party		4,096
Total non-current liabilities	1,370	4,200
Total liabilities	156,151	4,867
Commitments and contingencies
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, par value $0.0001, 10,000 shares authorized, 0 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	0	0
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively	4	3
Additional paid in capital	45,890	12,753
Accumulated deficit	(21,128)	(3,680)
Total stockholders' equity	24,766	9,076
Total liabilities and stockholders' equity	$ 180,917	$ 13,943